Note 3 - Acquisitions - Acquisition Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill	$ 44,655	$ 6,940
Acquisitions 2016 [Member]
Current assets	40,022
Long-term assets	10,282
Current liabilities	(19,299)
Long-term liabilities	(556)
Deferred Tax Liabilities	(14,646)
Redeemable non-controlling interest	(10,612)
Business acquisition total	5,191
Note consideration	(3,434)
Cash consideration, net of cash acquired	(90,852)
Acquisition date fair value of contingent consideration	(9,998)
Total purchase consideration	(104,284)
Acquired intangible assets	54,438
Goodwill	44,655
Non-current assets	$ 10,282
Acquisitions 2015 [Member]
Current assets		2,502
Long-term assets		2,000
Current liabilities		(1,689)
Long-term liabilities		(64)
Redeemable non-controlling interest		(1,696)
Business acquisition total		1,053
Cash consideration, net of cash acquired		(12,340)
Acquisition date fair value of contingent consideration		(4,544)
Total purchase consideration		(16,884)
Acquired intangible assets		8,891
Goodwill		6,940
Non-current assets		$ 2,000